Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity
13. Stockholders’ Equity
     The following is a summary of our stockholder’s equity capital accounts as of the dates indicated:

	December 31, 2010	December 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	11,349,854	11,474,093
Outstanding shares	11,349,854	11,474,093

Common Stock, $1.00 par value:
Authorized shares	225,000,000	225,000,000
Issued shares	147,381,191	123,583,242
Outstanding shares	147,097,381	123,385,317
     Preferred Stock. During the year ended December 31, 2008, certain holders of our Series G Cumulative Convertible Preferred Stock converted 1,362,887 shares into 975,397 shares of our common stock, leaving 441,313 of such shares outstanding at December 31, 2008. During the year ended December 31, 2009, certain holders of our Series G Cumulative Convertible Preferred Stock converted 41,600 shares into 29,771 shares of our common stock, leaving 399,713 of such shares outstanding at December 31, 2009. During the nine months ended September 30, 2010, certain holders of our Series G Cumulative Convertible Preferred Stock converted 394,200 shares into 282,078 shares of our common stock, leaving 5,513 of such shares outstanding which were redeemed by us on September 30, 2010. During the three months ended September 30, 2010, the holder of our Series E Cumulative Convertible and Redeemable Preferred Stock converted 74,380 shares into 56,935 shares of our common stock, leaving no such shares outstanding at December 31, 2010.
     In July 2003, we closed a public offering of 4,000,000 shares of 7.875% Series D Cumulative Redeemable Preferred Stock. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after July 9, 2008.
     In September 2004, we closed a public offering of 7,000,000 shares of 7.625% Series F Cumulative Redeemable Preferred Stock. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after September 14, 2009.
     During the three months ended December 31, 2010, we issued 349,854 shares of 6.00% Series H Cumulative Convertible and Redeemable Preferred Stock in connection with a business combination. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after December 31, 2015. See Note 3 for additional information.
     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds
March 2008 public issuance	3,000,000	$41.44	$124,320	$118,555
July 2008 public issuance	4,600,000	44.50	204,700	193,157
September 2008 public issuance	8,050,000	48.00	386,400	369,699
2008 Dividend reinvestment plan issuances	1,546,074	43.37	67,055	67,055
2008 Equity shelf program issuances	794,221	39.28	31,196	30,272
2008 Option exercises	118,895	29.83	3,547	3,547

2008 Totals	18,109,190		$817,218	$782,285

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676

2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022

2010 Totals	23,217,500		$1,033,452	$995,438

     Dividends. The following is a summary of our dividend payments (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Per Share	Amount	Per Share	Amount	Per Share	Amount
Common Stock	$2.74000	$348,578	$2.72000	$311,760	$2.70000	$253,659
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	1.12500	94	1.50000	112	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	1.40640	332	1.87500	748	1.87500	1,870

Totals		$370,223		$333,839		$276,860

Comprehensive Income
     The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2010	December 31, 2009
Unrecognized gains (losses) on cash flow hedges	$(9,969)	$(1,907)
Unrecognized gains (losses) on equity investments	(497)	(550)
Unrecognized actuarial gains (losses)	(633)	(434)

Totals	$(11,099)	$(2,891)

     The following is a summary of comprehensive income/(loss) for the periods indicated (in thousands):

	Year Ended December 31,
	2010	2009	2008
Unrecognized gains (losses) on cash flow hedges	$(8,063)	$(2,542)	$7,829
Unrecognized gains (losses) on equity investments	54	487	(846)
Unrecognized actuarial gains (losses)	(199)	277	(715)

Total other comprehensive income (loss)	(8,208)	(1,778)	6,268
Net income attributable to controlling interests	128,527	193,269	283,299

Comprehensive income attributable to controlling interests	120,319	191,491	289,567
Net and comprehensive income (loss) attributable to noncontrolling interests	357	(342)	126

Total comprehensive income	$120,676	$191,149	$289,693

Other Equity
     Other equity consists of accumulated option compensation expense which represents the amount of amortized compensation costs related to stock options awarded to employees and directors. Expense, which is recognized as the options vest based on the market value at the date of the award, totaled $1,634,000, $1,629,000 and $1,503,000 for the year ended December 31, 2010, 2009 and 2008, respectively.